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<FILENAME>a200512_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY 10019

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        02/10/2006
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total: $569.687
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
December 31, 2005

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ABX AIR INC		    Com		00080S101	  729	  92,847   SH		SOLE	NONE	92,847	0
AFFORDABLE RESIDENTIAL CMTY Com         008273104       2,616	 274,527   SH		SOLE	NONE   274,527	0
ALBERTSONS INC		    Com		013104104	  214	  10,000   SH		SOLE	NONE	10,000	0
ALLEGHENY ENERGY, INC.      Com		017361106	8,798	 277,975   SH		SOLE	NONE   277,975  0
ALTRIA GROUP INC	    Com		02209S103	1,226	  16,414   SH		SOLE	NONE	16,414	0
AMERCO                      Com         023586100       5,641     78,290   SH		SOLE	NONE    78,290	0
AMERICAN EAGLE OUTFITTERS   Com		02553E106	4,264	 185,562   SH		SOLE	NONE   185,562	0
AMERICAN EXPRESS CO	    Com		025816109      29,747	 578,061   SH		SOLE	NONE   578,061	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201      26,983    995,698   SH		SOLE	NONE   995,698	0
AMERIPRISE FINANCIAL, INC   Com		03076C106       4,805    117,204   SH           SOLE    NONE   117,204  0
AMERITRADE HLDG CORP        Com         03074K100      17,690    748,330   SH		SOLE	NONE   748,330	0
ARCHIPELAGO HOLDINGS INC    Com		03957A104      12,580    252,768   SH           SOLE    NONE   252,768  0
ARMSTRONG HOLDINGS INC	    Com         042384107         408    262,919   SH           SOLE	NONE   262,919  0
ASHLAND INC                 Com         044204105         405      7,000   SH           SOLE	NONE     7,000  0
AUTOLIV INC 		    Com		052800109	8,844    194,717   SH		SOLE	NONE   194,717  0
AVIALL INC		    Com		05366B102      10,914    378,944   SH		SOLE	NONE   378,944  0
CHENIERE ENERGY INC         Com         16411R208         197      5,280   SH		SOLE	NONE     5,280	0
CONOCOPHILLIPS 		    Com		20825C104      10,789    185,447   SH		SOLE	NONE   185,447  0
COPART INC                  Com         217204106      28,048  1,216,300   SH           SOLE	NONE 1,216,300  0
CORRECTIONS CORP AMER NEW   Com         22025Y407       5,751    127,877   SH           SOLE	NONE   127,877  0
CROWN CASTLE INTL CORP      Com         228227104      11,084    411,908   SH           SOLE	NONE   411,908  0
FIDELITY NATIONAL FINANCL   Com         316326107         258      7,000   SH           SOLE	NONE     7,000  0
FOOT LOCKER INC		    Com		344849104       3,515    149,009   SH		SOLE	NONE   149,009  0
FREDDIE MAC                 Com         313400301       7,614    116,511   SH           SOLE	NONE   116,511  0
GAIAM INC		    Com CL A	36268Q103	4,689	 347,100   SH		SOLE	NONE   347,100	0
GREAT A&P TEA CO. INC       Com         390064103       7,143    224,753   SH           SOLE	NONE   224,753  0
HANOVER IN GROUP INC	    Com		410867105	  501     12,000   SH		SOLE	NONE	12,000  0
HARLEYSVILLE GROUP INC      Com         412824104         610     22,607   SH           SOLE	NONE    22,607  0
HEIDRICK & STRUGGLES INC    Com         422819102         160      5,000   SH           SOLE    NONE     5,000  0
KINDER MORGAN INC KANS      Com         49455P101       7,624     82,910   SH           SOLE	NONE    82,910  0
LEGG MASON INC	  	    Com		524901105	5,096     42,575   SH		SOLE	NONE	42,575  0
LIBERTY MEDIA CORP NEW 	    Com SER A   530718105       4,382    556,777   SH		SOLE	NONE   556,777  0
LONGVIEW FIBRE CO (WASH)    Com		543213102       1,215     58,400   SH		SOLE	NONE    58,400  0
MASSEY ENERGY CORP	    Com		576206106	3,392	  89,570   SH		SOLE	NONE    89,570	0
MC DONALDS CORP		    Com		580135101      11,482    340,499   SH		SOLE	NONE   340,499	0
MI DEVELOPMENTS INC         Com         55304X104       5,767    167,643   SH           SOLE	NONE   167,643  0
MILLS CORP		    Com		601148109       1,945     46,374   SH		SOLE	NONE	46,374  0
MONTPELIER RE HOLDINGS LTD  Com		G62185106	3,430	 181,462   SH		SOLE	NONE   181,462  0
MUTIMEDIA GAMES INC	    Com		625453105	1,374    148,557   SH		SOLE	NONE   148,557  0
NEWS CORPORATION INC	    Com 	65248E104	7,461    479,838   SH		SOLE	NONE   479,838  0
NUVEEN INVESTMENTS INC      Com         67090F106      13,756    322,751   SH           SOLE	NONE   322,751  0
OFFICE DEPOT INC            Com         676220106       6,699    213,345   SH           SOLE	NONE   213,345  0
OFFICEMAX INC		    Com		67622P101         178      7,000   SH		SOLE	NONE   	 7,000  0
ORIGEN FINANCIAL INC        Com         68619E208       3,716    521,932   SH           SOLE	NONE   521,932  0
PEP BOYS MANNY-MOE & JACK   Com         713278109      11,257    775,983   SH           SOLE    NONE   775,983  0
PETSMART INC		    Com		716768106       1,668     64,994   SH		SOLE	NONE	64,994	0
PHELPS DODGE CORP	    Com		717265102       3,773     26,222   SH		SOLE	NONE    26,222	0
PHH CORPORATION             Com         693320202       9,586    342,103   SH           SOLE	NONE   342,103  0
PRE PAID LEGAL SERVICES INC Com		740065107	4,039    105,713   SH		SOLE	NONE   105,713  0
PRUDENTIAL FINANCIAL INC    Com		744320102         373      5,100   SH           SOLE	NONE	 5,100  0
REDWOOD TRUST INC	    Com		758075402       2,513     60,910   SH		SOLE	NONE	60,910  0
SBA COMMUNICATIONS CORP     Com		78388J106	  415     23,183   SH		SOLE	NONE	23,183  0
SEARS HOLDINGS CORPORATION  Com         812350106      22,693    196,425   SH           SOLE	NONE   196,425  0
SIZELER PROPERTY INVESTORS  Com         830137105      10,355    805,854   SH           SOLE	NONE   805,854  0
STARWOOD HOTELS & RESORTS   Com		85590A203	  319      5,000   SH		SOLE	NONE	 5,000  0
STATE AUTO FINANCIAL CORP   Com         855707105       8,499    233,094   SH           SOLE	NONE   233,094  0
TAUBAM CENTERS INC          Com		876664103       1,349     38,821   SH		SOLE	NONE	38,821  0
UNITED CAPITAL CORP         Com		909912107         724     29,367   SH		SOLE	NONE    29,367  0
USA MOBILITY INC            Com         90341G103       2,875    103,732   SH           SOLE	NONE   103,732  0
VIACOM INC 		    Com CL B	925524308	7,113	 218,193   SH		SOLE	NONE   218,193  0
WELLPOINT INC               Com         94973V107       4,621     57,914   SH           SOLE	NONE    57,914  0
WENDYS INTL INC             Com         950590109       8,276    149,772   SH           SOLE	NONE   149,772  0


Options

ARCHIPELAGO HOLDINGS INC    Com		03957A104      17,410    349,800   SH   CALL    SOLE    NONE   349,800  0
AMERICAN EXPRESS CO	    Com		025816109      29,631	 575,800   SH	CALL	SOLE	NONE   575,800	0
MC DONALDS CORP		    Com		580135101      20,323    602,700   SH	CALL	SOLE	NONE   602,700	0
PHELPS DODGE CORP	    Com		717265102       7,194     50,000   SH	CALL	SOLE	NONE    50,000	0
SEARS HOLDINGS CORPORATION  Com         812350106     100,673    871,400   SH   CALL    SOLE    NONE   871,400  0



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 05120.0001 #200512